Cover	Dec. 22, 2022
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Amendment No. 1
Document Period End Date	Dec. 22, 2022
Entity File Number	000-56421
Entity Registrant Name	ASIAFIN HOLDINGS CORP.
Entity Central Index Key	0001828748
Entity Tax Identification Number	37-1950147
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	Suite 30.02, 30th Floor
Entity Address, Address Line Two	Menara KH (Promet)
Entity Address, Address Line Three	Jalan Sultan Ismail
Entity Address, City or Town	Kuala Lumpur
Entity Address, Country	MY
Entity Address, Postal Zip Code	50250
City Area Code	603
Local Phone Number	21487170
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value
Trading Symbol	ASFH
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false